Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Summary of operating result per segment [Line Items]
Operating result		€ 1,719		€ 1,517		€ 1,743
Fair value items		(209)		85		(209)
Realized gains / (losses) on investments		(53)		(689)		(497)
Impairment (losses) / reversals		(229)		(90)		(121)
Non-operating items		(491)		(695)		(827)
Other income / (charges)		(568)		(1,230)		(1,384)
Result before tax		660		(408)		(469)
Income tax (expense) / benefit		16		209		(71)
Net result from continuing and discontinued operations		676		(199)		(540)
Revenues
Insurance revenue		9,841		10,386		11,251
Interest revenue on financial instruments calculated using the effective interest method		3,325		3,336		3,303
Interest revenue on financial instruments measured at FVPL		823		826		624
Other investment income		2,069		1,833		1,564
Fee and commission income		2,378		2,160		2,294
Other revenues						0
Total revenues		18,436		18,541		19,035
Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		1,360	[1]	9,622		10,526
Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		8,400	[1]	700		651
Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue		80		64		74
Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		201		145		193
Fair value items		2		(8)		(3)
Non-operating items		2		(8)		(3)
Other income / (charges)		(45)		(31)		(19)
Result before tax		158		106		171
Income tax (expense) / benefit		(48)		(36)		(67)
Net result from continuing and discontinued operations		110		70		104
Inter-segment operating result		131		150		188
Revenues
Interest revenue on financial instruments calculated using the effective interest method		1		2		0
Interest revenue on financial instruments measured at FVPL		13
Other investment income		15		14		12
Fee and commission income		643		632		693
Other revenues		1		1		5
Total revenues		673		649		710
Inter-segment revenues		154		172		208
Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		(209)		(173)		(220)
Fair value items		23		24		(21)
Realized gains / (losses) on investments						7
Impairment (losses) / reversals				(7)		(18)
Non-operating items		23		17		(32)
Other income / (charges)		326		110		(118)
Result before tax		140		(46)		(371)
Income tax (expense) / benefit		31		31		68
Net result from continuing and discontinued operations		171		(14)		(303)
Inter-segment operating result		283		286		203
Revenues
Interest revenue on financial instruments calculated using the effective interest method		76		90		2
Other investment income		475		498		425
Fee and commission income						0
Other revenues						0
Total revenues		552		589		427
Inter-segment revenues		483		500		426
Segment total [member]
Summary of operating result per segment [Line Items]
Operating result		1,485		1,498		1,802
Fair value items		(208)		76		(218)
Realized gains / (losses) on investments		(36)		(659)		(481)
Impairment (losses) / reversals		(236)		(92)		(122)
Non-operating items		(480)		(675)		(820)
Other income / (charges)		(245)		(1,140)		(1,365)
Result before tax		760		(317)		(384)
Income tax (expense) / benefit		(85)		118		(156)
Net result from continuing and discontinued operations		676		(199)		(540)
Revenues
Insurance revenue		11,275		11,876		12,461
Interest revenue on financial instruments calculated using the effective interest method		3,330		3,339		3,306
Interest revenue on financial instruments measured at FVPL		823		826		624
Other investment income		2,192		1,950		1,673
Fee and commission income		2,558		2,376		2,548
Other revenues		35		38		30
Total revenues		20,213		20,404		20,642
Segment total [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		1,361	[1]	11,112		11,736
Segment total [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		9,833	[1]	700		651
Segment total [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue		80		64		74
Joint ventures and associates eliminations [member]
Summary of operating result per segment [Line Items]
Operating result		234		19		(59)
Fair value items		(1)		9		8
Realized gains / (losses) on investments		(17)		(30)		(16)
Impairment (losses) / reversals		7		2		1
Non-operating items		(11)		(19)		(7)
Other income / (charges)		(324)		(90)		(19)
Result before tax		(100)		(91)		(85)
Income tax (expense) / benefit		100		91		85
Net result from continuing and discontinued operations				0
Revenues
Insurance revenue		(1,434)		(1,490)		(1,210)
Interest revenue on financial instruments calculated using the effective interest method		(5)		(3)		(3)
Interest revenue on financial instruments measured at FVPL						0
Other investment income		(124)		(116)		(110)
Fee and commission income		(179)		(215)		(254)
Other revenues		(35)		(38)		(30)
Total revenues		(1,777)		(1,862)		(1,607)
Joint ventures and associates eliminations [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		(1)	[1]	(1,490)		(1,210)
Joint ventures and associates eliminations [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		(1,433)	[1]			0
International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		183		196		202
Fair value items		2		(1)		38
Realized gains / (losses) on investments		15		24		30
Impairment (losses) / reversals		(12)		(23)		(14)
Non-operating items		5		(1)		54
Other income / (charges)		2		(110)		326
Result before tax		189		85		582
Income tax (expense) / benefit		(59)		(69)		(57)
Net result from continuing and discontinued operations		130		16		526
Inter-segment operating result		267		256		236
Revenues
Insurance revenue		1,674		1,795		1,618
Interest revenue on financial instruments calculated using the effective interest method		70		87		191
Interest revenue on financial instruments measured at FVPL		1		1		(3)
Other investment income		111		104		100
Fee and commission income		25		34		62
Other revenues		34		37		25
Total revenues		1,915		2,058		1,993
Inter-segment revenues				1		0
International [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		2	[1]	1,095		967
International [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		1,671	[1]	700		651
Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		1,062		1,107		1,433
Fair value items		(161)		138		(85)
Realized gains / (losses) on investments		(51)		(683)		(518)
Impairment (losses) / reversals		(224)		(62)		(78)
Non-operating items		(435)		(607)		(681)
Other income / (charges)		(452)		(961)		(117)
Result before tax		175		(460)		636
Income tax (expense) / benefit		8		214		(102)
Net result from continuing and discontinued operations		183		(246)		533
Inter-segment operating result		(596)		(569)		(458)
Revenues
Insurance revenue		9,102		9,468		10,174
Interest revenue on financial instruments calculated using the effective interest method		3,117		3,108		3,105
Interest revenue on financial instruments measured at FVPL		346		339		228
Other investment income		16		14		32
Fee and commission income		1,761		1,653		1,756
Total revenues		14,342		14,582		15,295
Inter-segment revenues		46		49		33
Americas [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		1,101	[1]	9,468		10,174
Americas [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		8,001	[1]	0		0
The Netherlands [member]
Revenues
Inter-segment revenues				(17)		1,746
The Netherlands [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Other income / (charges)				(65)	[2]	(1,373)	[3]
Result before tax				(65)	[2]	(1,373)	[3]
Income tax (expense) / benefit	[3]					0
Net result from continuing and discontinued operations				(65)	[2]	(1,373)	[3]
Inter-segment operating result				(48)	[2]	(94)	[3]
United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result		198		214		211
Fair value items		(67)		(76)		(71)
Impairment (losses) / reversals						(11)
Non-operating items		(67)		(76)		(83)
Other income / (charges)		(48)		(85)		(64)
Result before tax		83		52		64
Income tax (expense) / benefit		(16)		(23)		2
Net result from continuing and discontinued operations		67		29		67
Inter-segment operating result		(86)		(75)		(75)
Revenues
Insurance revenue		543		663		701
Interest revenue on financial instruments calculated using the effective interest method		76		58		12
Interest revenue on financial instruments measured at FVPL		463		486		399
Other investment income		2,050		1,818		1,530
Fee and commission income		283		214		223
Total revenues		3,414		3,239		2,865
United Kingdom [member] | Geographical Consolidation [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue		257	[1]	600		628
United Kingdom [member] | Geographical Consolidation [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		206	[1]	0		0
United Kingdom [member] | Geographical Consolidation [member] | Investment contracts with DPF - Direct participating contracts [member]
Revenues
Insurance revenue		80		64		74
Eliminations [member]
Summary of operating result per segment [Line Items]
Operating result		50		10		(17)
Fair value items		(7)		(1)		(76)
Non-operating items		(7)		(1)		(76)
Other income / (charges)		(28)		2		0
Result before tax		14		11		(93)
Income tax (expense) / benefit		0
Net result from continuing and discontinued operations		14		11		(93)
Revenues
Insurance revenue		(45)		(51)		(32)
Interest revenue on financial instruments calculated using the effective interest method		(11)		(6)		(5)
Interest revenue on financial instruments measured at FVPL						0
Other investment income		(475)		(498)		(425)
Fee and commission income		(153)		(158)		(187)
Other revenues						0
Total revenues		(684)		(713)		(648)
Eliminations [member] | Insurance contracts - Direct participating contracts [member]
Revenues
Insurance revenue				(51)		(32)
Eliminations [member] | Insurance contracts - Without direct participation contracts [member]
Revenues
Insurance revenue		€ (45)	[1]	€ 0		€ 0

[1]	In 2024, amounts are reclassified between revenue from insurance contracts with direct participation and revenue from insurance contracts without direct participation. The reclassifications were determined to be immaterial in the prior years and have no impact on total insurance revenue, nor on the net result.
[2]	The net result represents the standalone result of ‘The Netherlands’. After elimination, the remaining result is EUR (17). See note 45 Held for sale and discontinued operations in the annual report of 2023 for more details.
[3]	The net result represents the standalone result of ‘The Netherlands’. After elimination and considering the result included in the Holdings and other activities, the remaining result is EUR (1,746). See note 45 Held for sale and discontinued operations in the annual report of 2023 for more details.